RELATED PARTY TRANSACTIONS (Narrative) (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
Manex Resource Group [Member]
Disclosure of transactions between related parties [line items]
Related party transactions, monthly amount	$ 7,500
Advocate Services Ltd [Member]
Disclosure of transactions between related parties [line items]
Related party transactions, monthly amount	$ 5,000